Financial Instruments, Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments Fair Value and Balance Sheet Presentation
The following tables provide the gross fair value and net balance sheet presentation of our derivative instruments as of December 31, 2018 and 2017.

	December 31, 2018
	Gross Amount of Derivatives
(in Millions)	Designated as Cash Flow Hedges	Not Designated as Hedging Instruments	Total Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet (3)	Net Amounts
Derivatives
Foreign exchange contracts	$18.3	$1.5	$19.8	$(8.1)	$11.7
Total derivative assets (1)	$18.3	$1.5	$19.8	$(8.1)	$11.7

Foreign exchange contracts	$(8.0)	$(0.2)	$(8.2)	$8.1	$(0.1)
Interest rate contracts	(0.2)	—	(0.2)	—	(0.2)
Total derivative liabilities (2)	$(8.2)	$(0.2)	$(8.4)	$8.1	$(0.3)

Net derivative assets (liabilities)	$10.1	$1.3	$11.4	$—	$11.4

	December 31, 2017
	Gross Amount of Derivatives
(in Millions)	Designated as Cash Flow Hedges	Not Designated as Hedging Instruments	Total Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet (3)	Net Amounts
Derivatives
Foreign exchange contracts	$7.0	$1.2	$8.2	$(1.5)	$6.7
Total derivative assets (1)	$7.0	$1.2	$8.2	$(1.5)	$6.7

Foreign exchange contracts	$(3.6)	$(0.2)	$(3.8)	$1.5	$(2.3)
Total derivative liabilities (2)	$(3.6)	$(0.2)	$(3.8)	$1.5	$(2.3)

Net derivative assets (liabilities)	$3.4	$1.0	$4.4	$—	$4.4
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(1)	Net balance is included in “Prepaid and other current assets” in the consolidated balance sheets.

(2)	Net balance is included in “Accrued and other liabilities” in the consolidated balance sheets.
(3)
Represents net derivatives positions subject to master netting arrangements.

Schedule of Derivative Instruments, Gain (Loss) in Consolidated Statements of Income
The following tables summarize the gains or losses related to our cash flow hedges and derivatives not designated as hedging instruments.

Derivatives in Cash Flow Hedging Relationships

	Contracts
(in Millions)	Foreign exchange	Energy	Other	Total
Accumulated other comprehensive income (loss), net of tax at December 31, 2015	$(6.1)	$(1.3)	$1.2	$(6.2)
2016 Activity
Unrealized hedging gains (losses) and other, net of tax	$6.1	$1.2	$—	$7.3
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	$5.1	$1.5	$(0.1)	$6.5
Ineffective Portion (1)	(0.5)	—	—	(0.5)
Total derivative instrument impact on comprehensive income, net of tax	$10.7	$2.7	$(0.1)	$13.3

Accumulated other comprehensive income (loss), net of tax at December 31, 2016	$4.6	$1.4	$1.1	$7.1
2017 Activity
Unrealized hedging gains (losses) and other, net of tax	$(0.4)	$(0.8)	$—	$(1.2)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	$0.3	$(0.6)	$(0.3)	$(0.6)
Ineffective Portion (1)	(0.1)	—	—	(0.1)
Total derivative instrument impact on comprehensive income, net of tax	$(0.2)	$(1.4)	$(0.3)	$(1.9)

Accumulated other comprehensive income (loss), net of tax at December 31, 2017	$4.4	$—	$0.8	$5.2
2018 Activity
Unrealized hedging gains (losses) and other, net of tax	$14.2	$—	$(0.5)	$13.7
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	$(8.1)	$—	$0.5	$(7.6)
Ineffective Portion (1)	(0.1)	—	—	(0.1)
Total derivative instrument impact on comprehensive income, net of tax	$6.0	$—	$—	$6.0

Accumulated other comprehensive income (loss), net of tax at December 31, 2018	$10.4	$—	$0.8	$11.2
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(1)	Amounts are included in “Cost of sales and services” and "Interest expense" on the consolidated statements of income (loss).

Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Income on Derivatives	Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives (1)
		Year Ended December 31,
(in Millions)		2018	2017	2016
Foreign Exchange contracts	Cost of Sales and Services	$(10.9)	$(12.5)	$(44.2)
Total		$(10.9)	$(12.5)	$(44.2)

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(1)	Amounts in the columns represent the gain or loss on the derivative instrument offset by the gain or loss on the hedged item.

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis in our consolidated balance sheets.

(in Millions)	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives – Foreign exchange (1)	$11.7	$—	$11.7	$—
Other (2)	17.7	17.7	—	—
Total Assets	$29.4	$17.7	$11.7	$—

Liabilities
Derivatives – Foreign exchange (1)	$0.1	$—	$0.1	$—
Derivatives - Interest Rate (1)	0.2	—	0.2	—
Other (3)	27.4	24.3	3.1	—
Total Liabilities	$27.7	$24.3	$3.4	$—
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(1)	See the Fair Value of Derivative Instruments table within this Note for classifications on our consolidated balance sheets.

(2)
Consists of a deferred compensation arrangement, through which we hold various investment securities, recognized on our balance sheet. Both the asset and liability are recorded at fair value. Asset amounts included in “Other assets including long-term receivables, net” in the consolidated balance sheets.

(3)
Primarily consists of a deferred compensation arrangement recognized on our balance sheet. Both the asset and liability are recorded at fair value. Liability amounts included in “Other long-term liabilities” in the consolidated balance sheets.

(in Millions)	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives – Foreign exchange (1)	$6.7	$—	$6.7	$—
Other (2)	30.1	30.1	—	—
Total Assets	$36.8	$30.1	$6.7	$—

Liabilities
Derivatives – Foreign exchange (1)	$2.3	$—	$2.3	$—
Other (3)	46.6	38.8	7.8	—
Total Liabilities	$48.9	$38.8	$10.1	$—
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(1)	See the Fair Value of Derivative Instruments table within this Note for classifications on our consolidated balance sheets.

(2)
Consists of a deferred compensation arrangement, through which we hold various investment securities, recognized on our balance sheet. Both the asset and liability are recorded at fair value. Asset amounts included in “Other assets including long-term receivables, net” in the consolidated balance sheets.

(3)
Primarily consists of a deferred compensation arrangement recognized on our balance sheet. Both the asset and liability are recorded at fair value. Liability amounts included in “Other long-term liabilities” in the consolidated balance sheets.

Schedule of Assets and Liabilities Measured at Fair Value on Non-Recurring Basis
The following tables present our fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis in our consolidated balance sheets during the year ended December 31, 2018 and 2017. See Note 4 for the assets and liabilities measured on a non-recurring basis at fair value associated with our acquisitions.

(in Millions)	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2018)
Assets
Impairment of intangibles (1)	$3.1	$—	$—	$3.1	$(1.8)
Total Assets	$3.1	$—	$—	$3.1	$(1.8)
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(1)	We recorded an impairment charge, related to our FMC Agricultural Solutions segment, to write down the carrying value of the generic brand portfolio of approximately $2 million to its fair value.

(in Millions)	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2017)
Assets
Impairment of Crop Protection intangibles (1)	$1,136.1	$—	$—	$1,136.1	$(42.1)
Impairment of intangibles (2)	4.3	—	—	4.3	(1.3)
Total Assets	$1,140.4	$—	$—	$1,140.4	$(43.4)
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(1)
Represents impairment charge to write down certain indefinite-lived intangible assets of the acquired DuPont Crop Protection Business as a result of a triggering event for the United States' enactment of the Act. See Note 12 for further details on the tax legislation.

(2)
We recorded an impairment charge, related to our FMC Agricultural Solutions segment, to write down the carrying value of the generic brand portfolio of approximately $1 million to its fair value.